Fair value Measurements - Fair Values of Financial Assets and Liabilities, Including Derivative Financial Instruments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Available-for-sale investments, Cost basis	$ 78	$ 85
Available-for-sale investments, fair value	$ 81	$ 90